Schedule of investments
Delaware Tax–Free New Jersey Fund	March 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.54%
Corporate Revenue Bond — 2.02%
New Jersey Tobacco Settlement Financing
(Subordinate) Series B 5.00% 6/1/46	500,000	$ 540,050
		540,050
Education Revenue Bonds — 11.29%
New Jersey Educational Facilities Authority Revenue
(Montclair State University)
Series A 5.00% 7/1/39	1,000,000	1,060,080
Series D 5.00% 7/1/36	500,000	541,595

(Princeton University) Series I 5.00% 7/1/32	500,000	571,095
(Ramapo College) Series A 5.00% 7/1/35 (AGM)	750,000	842,077
		3,014,847
Electric Revenue Bonds — 0.67%
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	180,000	179,098
		179,098
Healthcare Revenue Bonds — 5.59%
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack Meridian Health Obligated Group) 5.00% 7/1/35	750,000	846,157
(Princeton HeathCare System) Series A 5.00% 7/1/32	250,000	278,138
(Valley Health System Obligated Group) 4.00% 7/1/44	250,000	268,195
(Virtua Health) Series C 0.34% 7/1/43	100,000	100,000
		1,492,490
Housing Revenue Bond — 1.36%
New Jersey Housing & Mortgage Finance Agency
(Single Family Housing) Series D 4.00% 4/1/25 (AMT)	350,000	364,343
		364,343
Lease Revenue Bonds — 19.50%
Garden State Preservation Trust
Series A 5.75% 11/1/28 (AGM)	1,000,000	1,146,590
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Schedule of investments
Delaware Tax–Free New Jersey Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Hudson County Improvement Authority Revenue
(Hudson County Lease Project) 5.375% 10/1/24 (AGM)	1,000,000	$ 1,082,500
Mercer County Improvement Authority Revenue
(Courthouse Annex Project) 5.00% 9/1/40	500,000	543,620
New Jersey Economic Development Authority
(Transit Transportation Project)
Series A 4.00% 11/1/44	700,000	715,722
Series A 5.00% 11/1/31	265,000	298,944
New Jersey State Transportation Trust Fund Authority Revenue
(Capital Appreciation-Transportation System)
Series A 2.48% 12/15/37 ^	470,000	261,842
Series A 3.114% 12/15/39 (BAM) ^	255,000	133,850

(Transportation System) Series A 5.00% 12/15/23	250,000	261,692
New Jersey Transportation Trust Fund Authority Revenue
Series BB 4.00% 6/15/46	250,000	253,945
Series BB 4.00% 6/15/50	500,000	507,245
		5,205,950
Local General Obligation Bonds — 19.00%
Belleville Board of Education
4.00% 9/1/37 (BAM)	1,000,000	1,044,290
Ewing Township Board of Education
4.00% 7/15/36	1,000,000	1,084,200
Hudson
(Energy Savings Obligation) 4.00% 6/15/38	1,000,000	1,085,970
Livingston Township School District
5.00% 7/15/37	750,000	813,413
Monmouth County
(General Improvement) Series A 5.00% 1/15/33	500,000	611,145
Township of Montclair
(Parking Utility Refunding Bonds) Series A 5.00% 1/1/37	415,000	435,700
		5,074,718
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds — 6.06%
Bayonne
(School Refunding Bonds) 5.00% 7/1/39-26 (BAM) §	500,000	$ 560,150
Bergen County Improvement Authority Revenue
(Guaranteed Governmental Pooled Loan) Series B 5.00% 2/15/39-24 §	1,000,000	1,058,190
		1,618,340
Resource Recovery Revenue Bond — 0.89%
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	250,000	237,728
		237,728
Special Tax Revenue Bonds — 19.61%
Burlington County Bridge Commission
(Governmental Loan Program) 4.00% 8/1/35	465,000	506,199
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program) Series A 5.00% 1/15/40	750,000	801,195
Essex County, New Jersey Improvement Authority Revenue
5.50% 10/1/27 (NATL)	1,000,000	1,180,450
GDB Debt Recovery Authority of Puerto Rico (Taxable)
7.50% 8/20/40	791,221	743,748
Hudson County Improvement Authority Revenue
(Guttenberg General Obligation Bond Project) 5.00% 8/1/42	500,000	539,140
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured) Series A-1 5.216% 7/1/51 ^	275,000	61,223
(Restructured)
Series A-1 4.75% 7/1/53	970,000	1,020,120
Series A-1 5.00% 7/1/58	360,000	383,648
		5,235,723
State General Obligation Bonds — 5.62%
Commonwealth of Puerto Rico
0.01% 11/1/51	843,744	408,161
Series C 2.646% 11/1/43	269,441	145,161

(Custodial Reciepts) Series A 144A 5.50% 6/1/22 #	55,000	56,031
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Schedule of investments
Delaware Tax–Free New Jersey Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Restructured)
Series A1 2.993% 7/1/24 ^	26,916	$ 24,577
Series A1 4.00% 7/1/33	52,329	51,221
Series A1 4.00% 7/1/35	47,039	45,531
Series A1 4.00% 7/1/37	40,370	38,892
Series A1 4.00% 7/1/41	54,889	52,330
Series A1 4.00% 7/1/46	57,085	53,943
Series A1 4.43% 7/1/33 ^	67,345	38,997
Series A1 5.25% 7/1/23	58,445	59,885
Series A1 5.375% 7/1/25	58,282	61,545
Series A1 5.625% 7/1/27	57,755	63,148
Series A1 5.625% 7/1/29	56,817	63,476
Series A1 5.75% 7/1/31	55,187	62,995
State of New Jersey
(Covid-19 General Obligation) Series A 4.00% 6/1/32	250,000	273,885
		1,499,778
Transportation Revenue Bonds — 6.93%
Delaware River Port Authority Revenue
5.00% 1/1/30	400,000	420,724
New Jersey Turnpike Authority Revenue
Series A 5.00% 1/1/48	500,000	566,985
Series B 5.00% 1/1/30	255,000	291,100
South Jersey Port Corporation
(Subordinated Marine Terminal) Series B 5.00% 1/1/48 (AMT)	535,000	571,407
		1,850,216
Total Municipal Bonds (cost $25,507,796)		26,313,281

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(Unaudited)
	Principal amount°	Value (US $)

Short-Term Investments — 1.31%
Variable Rate Demand Note — 1.31%¤
New Jersey Health Care Facilities Financing Authority Revenue
(Virtua Health) Series B 0.33% 7/1/43 (LOC – JPMorgan Chase Bank N.A.)	350,000	$ 350,000
Total Short-Term Investments (cost $350,000)		350,000
Total Value of Securities—99.85% (cost $25,857,796)		26,663,281

Receivables and Other Assets Net of Liabilities—0.15%		39,021
Net Assets Applicable to 2,225,171 Shares Outstanding—100.00%		$26,702,302
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $293,759, which represents 1.10% of the Fund's net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of March 31, 2022.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
BB – Barclays Bank
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
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Schedule of investments
Delaware Tax–Free New Jersey Fund (Unaudited)
Summary of abbreviations: (continued)
USD – US Dollar
6    NQ-FIC [3/22] 5/22 (2218005)